Earnout - Summary of the number of Earnout Shares allocated to each unit of account (Details)	12 Months Ended
Dec. 31, 2021 shares
Triggering Event I Earnout Share [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contingent earnout liability	7,144,325
Stock compensation	855,675
Total Earnout Shares, Total	8,000,000
Triggering Event I I Earnout Share [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contingent earnout liability	5,953,595
Stock compensation	713,072
Total Earnout Shares, Total	6,666,667